STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Statement Of Compliance And Basis Of Presentation [Abstract]
Schedule of Consolidated Financial Statements
Entity	Country	Percentage of ownership		Functional currency
		2021	2020
Subsidiaries
Tower One Wireless Corp. ("Tower One")	Canada	Parent	Parent	Canadian dollar
Tower Two SAS ("Tower Two")	Argentina	100%	100%	Argentine Peso
Tower Three SAS ("Tower Three")	Colombia	100%	100%	Colombian Peso
Tower 3 SA ("Tower 3")	Argentina	100%	100%	Argentine Peso
Innervision SAS ("Innervision")	Colombia	100%	100%	Colombian Peso
Evolution Technology SA ("Evolution")	Argentina	91.25%	65%	Argentine Peso
Tower Construction & Technical Services, LLC ("TCTS")	USA	50%	50%	US dollar
Tower One Wireless Mexico S.A. de C.V. ("Mexmaken")	Mexico	90%	90%	Mexican Peso
Towerthree Wireless del Ecuador S.A. ("T3 Ecuador")	Ecuador	90%	N/A	US dollar